Financial instruments and risk management - Fair value hierarchy (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 520,143	$ 556,638	$ 1,121,020
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	186,284	550,068	1,127,841
Investment in Securities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	315,761
Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	18,098	6,570	(6,821)
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	502,045	550,068	969,309
Level 1 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	186,284	550,068	969,309
Level 1 of fair value hierarchy [member] | Investment in Securities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	315,761
Level 1 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	18,098	6,570	151,711
Level 2 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	158,532
Level 2 of fair value hierarchy [member] | Investment in Securities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0
Level 2 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	18,098	6,570	(6,821)
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in Securities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0
Level 3 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 0	$ 0	$ 0